Income Taxes (Summary of Total Income Tax Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax
Tax (recovery) expense for current year	$ 2,314	$ 1,033
Adjustments in respect of prior years	63	(13)
Total current income tax (recovery) expense	2,377	1,020
Deferred income tax
Origination and reversal of temporary differences	215	(30)
Adjustments in respect of prior years	(41)	6
Change in recognition of tax losses and deductible temporary differences	8	(6)
Impact of tax rate changes	0	(1)
Total deferred income tax expense (recovery)	182	(31)
Income tax (recovery) expense included in net earnings	$ 2,559	$ 989